[SRSY LOGO]                                  Stradley Ronon Stevens & Young, LLP
                                                        2600 One Commerce Square
                                                    Philadelphia, PA  19103-7098
                                                       Telephone  (215) 564-8000
                                                             Fax  (215) 564-8120

Mark A. Sheehan
MSheehan@Stradley.com
215-564-8027

                                  June 7, 2007

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:  Chad D. Eskildsen

          Re:  MGI Funds (the "Trust")--Preliminary Information Statement

Ladies and Gentlemen:

     Enclosed for filing,  on behalf of the Trust's  series the MGI US Large Cap
Value Equity Fund (the "Fund"),  pursuant to Rule 14c-5(a)  under the Securities
Exchange Act of 1934, as amended,  are the Schedule 14(c) Information cover page and the Preliminary Information Statement. The Preliminary Information Statement
relates to a new subadvisory agreement between Mercer Global Investments,  Inc., the Fund's investment advisor,  and Numeric Investors LLC, which was approved by the  Trust's  Board  of  Trustees  pursuant  to the  Trust's  multi-manager  SEC exemptive  order (see In the Matter of MGI Funds and Mercer Global  Investments,
Inc.,  ICA Release No. 27200 (Dec.  28,  2005)).  We intend to file a Definitive
Information Statement ten calendar days from the date of this filing, and expect to commence mailing to shareholders shortly thereafter.

     If you have any questions or comments  regarding  this filing,  please call the undersigned at the above phone number.

                                                          Very truly yours,

                                                          /s/ Mark A. Sheehan

                                                          Mark A. Sheehan

cc:  Ms. Evelyn De Simone (w/enclosures)

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